Current financial investments (Details) - 12 months ended Dec. 31, 2019 € in Thousands, $ in Millions	USD ($)	EUR (€)
Current financial investments
Current financial investments | €		€ 3,919,216
Short term bond fund minimum investment period	6 months
Current financial investments held in USD | $	$ 850.5